LOANS - Consumer Troubled Debt Restructurings (Details) - Consumer $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) loan	Dec. 31, 2014 USD ($) loan
Loans receivable
Period within which default occurred post-modification	1 year
Number of days past due, non-accrual status	60 days
Residential first mortgages
Loans receivable
Number of days past due, non-accrual status	90 days	90 days
Home equity loans
Loans receivable
Number of days past due, non-accrual status	90 days
Credit cards
Loans receivable
Number of days past due, non-accrual status	180 days
Installment and other
Loans receivable
Number of days past due, non-accrual status	90 days
Commercial market loans
Loans receivable
Number of days past due, non-accrual status	90 days
In North America offices
Loans receivable
Number of loans modified | loan	206,893	260,549
Post-modification recorded investment	$ 2,294	$ 3,951
Deferred principal	10	55
Contingent principal forgiveness	4	36
Principal forgiveness	28	31
Loans in default	$ 662	$ 1,085
In North America offices | Residential first mortgages
Loans receivable
Number of loans modified | loan	9,487	20,114
Post-modification recorded investment	$ 1,282	$ 2,478
Deferred principal	9	52
Contingent principal forgiveness	4	36
Principal forgiveness	$ 25	$ 16
Average interest rate reduction (as a percent)	1.00%	1.00%
Post-modification recorded investment for borrowers that have gone through Chapter 7 bankruptcy	$ 209	$ 322
Loans in default	420	715
In North America offices | Residential first mortgages | New OCC guidance
Loans receivable
Post-modification recorded investment for borrowers that have gone through Chapter 7 bankruptcy	$ 126	$ 179
In North America offices | Home equity loans
Loans receivable
Number of loans modified | loan	4,317	7,444
Post-modification recorded investment	$ 157	$ 279
Deferred principal	1	3
Contingent principal forgiveness	0	0
Principal forgiveness	$ 3	$ 14
Average interest rate reduction (as a percent)	2.00%	2.00%
Post-modification recorded investment for borrowers that have gone through Chapter 7 bankruptcy	$ 55	$ 80
Loans in default	38	72
In North America offices | Home equity loans | New OCC guidance
Loans receivable
Post-modification recorded investment for borrowers that have gone through Chapter 7 bankruptcy	$ 47	$ 69
In North America offices | Credit cards
Loans receivable
Number of loans modified | loan	188,502	185,962
Post-modification recorded investment	$ 771	$ 808
Deferred principal	0	0
Contingent principal forgiveness	0	0
Principal forgiveness	$ 0	$ 0
Average interest rate reduction (as a percent)	16.00%	15.00%
Loans in default	$ 187	$ 194
In North America offices | Installment and other
Loans receivable
Number of loans modified | loan	4,287	46,838
Post-modification recorded investment	$ 37	$ 351
Deferred principal	0	0
Contingent principal forgiveness	0	0
Principal forgiveness	$ 0	$ 0
Average interest rate reduction (as a percent)	13.00%	7.00%
Loans in default	$ 8	$ 95
In North America offices | Commercial market loans
Loans receivable
Number of loans modified | loan	300	191
Post-modification recorded investment	$ 47	$ 35
Deferred principal	0	0
Contingent principal forgiveness	0	0
Principal forgiveness	$ 0	$ 1
Average interest rate reduction (as a percent)	0.00%	0.00%
Loans in default	$ 9	$ 9
In offices outside the U.S.
Loans receivable
Number of loans modified | loan	212,903	204,254
Post-modification recorded investment	$ 845	$ 1,053
Deferred principal	0	0
Contingent principal forgiveness	0	0
Principal forgiveness	12	17
Loans in default	$ 279	$ 450
In offices outside the U.S. | Residential first mortgages
Loans receivable
Number of loans modified | loan	3,918	3,217
Post-modification recorded investment	$ 104	$ 114
Deferred principal	0	0
Contingent principal forgiveness	0	0
Principal forgiveness	$ 0	$ 1
Average interest rate reduction (as a percent)	0.00%	1.00%
Loans in default	$ 22	$ 24
In offices outside the U.S. | Credit cards
Loans receivable
Number of loans modified | loan	142,851	139,128
Post-modification recorded investment	$ 374	$ 447
Deferred principal	0	0
Contingent principal forgiveness	0	0
Principal forgiveness	$ 7	$ 9
Average interest rate reduction (as a percent)	13.00%	13.00%
Loans in default	$ 141	$ 217
In offices outside the U.S. | Installment and other
Loans receivable
Number of loans modified | loan	65,895	61,563
Post-modification recorded investment	$ 280	$ 292
Deferred principal	0	0
Contingent principal forgiveness	0	0
Principal forgiveness	$ 5	$ 7
Average interest rate reduction (as a percent)	5.00%	9.00%
Loans in default	$ 88	$ 104
In offices outside the U.S. | Commercial market loans
Loans receivable
Number of loans modified | loan	239	346
Post-modification recorded investment	$ 87	$ 200
Deferred principal	0	0
Contingent principal forgiveness	0	0
Principal forgiveness	$ 0	$ 0
Average interest rate reduction (as a percent)	1.00%	0.00%
Loans in default	$ 28	$ 105